MAS-STATSUP-2

Statutory Prospectus Supplement dated May 25, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Macro Allocation Strategy Fund

The following information is added under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Fund Summary – Principal Risks of Investing in the Fund”:

“Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:

“Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.”

MAS-STATSUP-2

AIF-STATSUP-4

Statutory Prospectus Supplement dated May 25, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Global Infrastructure Fund

Invesco Greater China Fund Invesco Macro Allocation Strategy Fund Invesco MLP Fund Invesco Multi-Asset Income Fund Invesco Pacific Growth Fund Invesco Select Companies Fund Invesco World Bond Fund

The following information is added under the heading “Fund Summaries – Invesco Macro Allocation Strategy Fund – Principal Investment Strategies of the Fund”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Fund Summaries – Invesco Macro Allocation Strategy Fund – Principal Risks of Investing in the Fund”:

“Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Macro Allocation Strategy Fund – Objective(s) and Strategies”:

“The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can.”

The following information is added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Macro Allocation Strategy Fund – Risks”:

“Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Fund more than would occur in a diversified fund.”

AIF-STATSUP-4